Reserves - Summary of Reserves (Detail) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jan. 01, 2021
Statements [Line Items]
Total reserves	$ 27,470,915	$ 25,262,224
Exchange on translation	14,300,000
Reserves [Member]
Statements [Line Items]
Fair value of investments reserve	1,085,411	1,085,411
Share-based payments expense	6,296,341	4,087,650
Foreign translation reserve	20,089,163	20,089,163
Total reserves	27,470,915	25,262,224
Movement in Fair Value of Investments Reserve
Statements [Line Items]
Opening balance	1,085,411	1,085,411	$ 551,409
Fair value on gains on investments in financial assets	0	469,767
Exchange on translation	0	64,235
Closing balance	1,085,411	1,085,411	551,409
Movement in share-based payments reserve
Statements [Line Items]
Opening balance	6,296,341	4,087,650	3,116,080
Share-based payments expense	2,443,221	3,897,638
Exchange on translation	0	345,474
Exercise of options	(234,530)	(3,271,542)
Closing balance	6,296,341	4,087,650	3,116,080
FX Translation Reserve
Statements [Line Items]
Opening balance	20,089,163	20,089,163	5,827,605
(Gains)/loss on translation	0	14,261,558
Closing balance	$ 20,089,163	$ 20,089,163	$ 5,827,605